Investments in affiliates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of variable interest entities
The Company accounts for these investments as follows:

Investee name:	Interest	Consolidation
Nuna East Ltd.	37%	Equity method
Nuna Pang Contracting Ltd.	37%	Equity method
Nuna West Mining Ltd.	49%	Equity method
1229181 B.C Ltd.	49%	Equity method
North American Nuna Joint Venture	50%	Equity method
NAYL Realty Inc.	49%	Equity method
BNA Remanufacturing Limited Partnership	50%	Equity method
Dene North Site Services Partnership	49%	Proportionate
Mikisew North American Limited Partnership	49%	Proportionate

Schedule of investments in affiliates and joint ventures
The Company accounts for these investments as follows:

Investee name:	Interest	Consolidation
Nuna East Ltd.	37%	Equity method
Nuna Pang Contracting Ltd.	37%	Equity method
Nuna West Mining Ltd.	49%	Equity method
1229181 B.C Ltd.	49%	Equity method
North American Nuna Joint Venture	50%	Equity method
NAYL Realty Inc.	49%	Equity method
BNA Remanufacturing Limited Partnership	50%	Equity method
Dene North Site Services Partnership	49%	Proportionate
Mikisew North American Limited Partnership	49%	Proportionate
The following table summarizes the movement in the investments in affiliates and joint ventures balance during the year:

	December 31, 2020	December 31, 2019
Balance, beginning of the year	$42,908	$11,788
Additions due to change in presentation of NL Partnership	—	37,025
Additions	2,790	—
Share of net income	5,942	2,780
Dividends, repayments of loans and other adjustments	(7,590)	(8,685)
Balance, end of the year	$44,050	$42,908
The financial information for the share of the Company's share of the investments in affiliates and joint ventures accounted for using the equity method is summarized as follows:
Balance Sheets

	December 31, 2020	December 31, 2019
Assets
Current assets	$51,727	$33,734
Non-current assets	40,858	21,370
Total assets	$92,585	$55,104
Liabilities
Current liabilities	$24,200	$10,590
Non-current liabilities	24,335	2,614
Total liabilities	$48,535	$13,204
Statements of Operations and Comprehensive Income

Year ended December 31,	2020	2019
Revenues	$59,944	$24,689
Gross profit	9,833	5,148
Income before taxes	7,717	3,782
Net income and comprehensive income	5,942	2,780